Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Schedule of related party expenses

Company	Concept	12.31.24	12.31.23	12.31.22

EDELCOS	Technical advisory services on financial matters	(40,490)	(32,392)	(28,834)
SACME	Operation and oversight of the electric power transmission system	(1,650)	(1,378)	(1,601)
Andina PLC	Financial interest	(205)	(499)	(183)
Quantum Finanzas S.A.	Legal fees	(3,541)	-	-
Estudio Cuneo Libarona Abogados	Legal fees	-	(15)	(35)
Grieco Maria Teresa	Legal fees	(2)	-	-
		(45,888)	(34,284)	(30,653)

Schedule of key management personnel remuneration

	12.31.24	12.31.23	12.31.22

Salaries	13,901	12,726	6,198

Schedule of related party receivables and payables

	12.31.24	12.31.23
Other receivables - Non current
CTG	-	-
SACME	124	6

Trade payables

EDELCOS	(9,601)	(1,359)

Other payables
Andina PLC	-	(2,459)
SACME	(206)	(229)
	(206)	(2,688)